SCHEDULE OF ADVANCES TO SUPPLIERS, NET (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers	$ 1,377,624	$ 1,175,059
Advance to investment consultant	2,000,000
Less: allowance for expected credit losses	(192,074)	(393,469)	$ (254,612)	$ (113,202)
Advance to vendors, net	$ 3,185,550	$ 781,590